Summary of significant accounting policies	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Summary of significant accounting policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Unaudited Interim Condensed Consolidated Financial Statements

The accompanying unaudited interim condensed consolidated financial statements of the Company and its subsidiaries (collectively the “Group”) have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information using accounting policies that are consistent with those used in the preparation of the Company’s audited consolidated financial statements for the year ended December 31, 2014 (Note 3). Accordingly, these unaudited interim condensed consolidated financial statements do not include all of the information and footnotes required by U.S. GAAP for annual financial statements.

In the opinion of the Company’s management, the unaudited interim condensed consolidated financial statements, which comprise the condensed consolidated balance sheet of the Company as of March 31, 2015, the condensed consolidated statements of comprehensive income (loss), cash flows and changes in stockholders’ equity for the three months ended March 31, 2014 and 2015, reflect all adjustments, consisting of normal and recurring adjustments, necessary to present fairly the Company’s consolidated financial position as of March 31, 2015, the Company’s consolidated results of operations, cash flows and changes in stockholders’ equity for the three months ended March 31, 2014 and 2015. Interim period results are not necessarily indicative of results of operations or cash flows for a full-year due to the reverse acquisition described in Note 3 or any subsequent interim period. These unaudited interim condensed consolidated financial statements and the notes thereto should be read in conjunction with the consolidated financial statements of Q CELLS included in the Company’s Amendment No. 1 to the Registration Statement on Form F-3 filed on June 5, 2015, and the Company’s audited consolidated financial statements included in its Annual Report on Form 20-F dated April 17, 2015 for the year ended December 31, 2014.

Principles of consolidation

The accompanying unaudited interim condensed consolidated financial statements include the accounts of the Company and its subsidiaries. All significant intercompany balances and transactions between the Company and its subsidiaries have been eliminated upon consolidation.

Use of Estimates

The preparation of unaudited interim condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.

Areas where management uses subjective judgments include, but not limited to, the allocation of the purchase price to the assets acquired and liabilities assumed in the business combinations, provision for doubtful debts, provision for advance to suppliers, inventory write-down, impairment of property, plant and equipment and intangible assets , valuation allowances of deferred tax assets, fair value of derivative contracts, the useful lives and valuation of tangible and intangible assets, warranty provisions, and contingent liabilities arising from litigation. Management bases estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Changes in facts and circumstances may result in revised estimates. Actual results could differ from these estimates, and as such, differences may be material to the financial statements.

Foreign Currency translation

The functional currencies of the operating subsidiaries are generally their local currencies, as determined based on the criteria of ASC 830, Foreign Currency Translation. The reporting currency of the Group is United States dollars (“US$”), the functional currency of the Company. The Group translates assets and liabilities of its foreign operations into the reporting currency at the exchange rates in effect at the balance sheet date. The Group translates income and expense items of such foreign operations into the reporting currency at the average exchange rate during the year. Accumulated translation adjustments are reported in stockholders’ equity, as a component of accumulated other comprehensive income (loss). The Company operates internationally and is exposed to potentially adverse movements in currency exchange rates.

Comparative Information

Certain items in the consolidated balance sheet as of December 31, 2014 have been reclassified to conform to current period’s presentation to facilitate comparison.

Recent Accounting Pronouncements

In April 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-03, Interest—Imputation of Interest. To simplify presentation of debt issuance costs, ASU 2015-03 would require that debt issuance costs be presented in the balance sheet as a direct deduction from the carrying amount of debt liability, consistent with debt discounts or premiums. An entity should apply the ASU 2015-03 on a retrospective basis, wherein the balance sheet of each individual period presented should be adjusted to reflect the period-specific effects of applying the ASU 2015-03. The recognition and measurement guidance for debt issuance costs would not be affected by the amendments in this update. For public entities, ASU 2015-03 is effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption is not permitted. The Company is currently evaluating the impact of the adoption of ASU 2015-03 on the Group’s consolidated financial statements.

(2)	Summary of significant accounting policies

a)	Principles of consolidation

The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries. All significant intercompany balances and transactions have been eliminated.

b)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.

Significant items subject to such estimates and assumptions include the useful lives and valuation of tangible and intangible assets, warranty provisions, and contingent liabilities arising from litigation. Changes in facts and circumstances may result in revised estimates. Actual results could differ from these estimates, and as such, differences may be material to the financial statements.

c)	Cash and cash equivalents

The Company considers all highly liquid investments with an original maturity of three months or less at the date of purchase to be cash equivalents.

d)	Restricted cash

Restricted cash represents amounts held by a bank as security for guarantees and performance bonds and, therefore, are not available for the Group’s use. Changes in restricted cash are classified within cash flows from operating activities. The Group had $2.4 million and $6.6 million in restricted cash, all for security of performance bonds as of December 31, 2014 and 2013, respectively. The restriction on cash is expected to be released during 2015.

e)	Accounts and other receivable

Accounts receivable are recorded at original invoice amount. The Company maintains allowances for doubtful accounts to reduce the Company’s receivables to their estimated net realizable value. The Company analyzes specific accounts receivable, historical bad debts, and current economic conditions when evaluating the adequacy of the allowance for doubtful accounts. Trade receivables are insured against the risk of default and the insurance covers 90% of loss in the event of default by the customer. Accounts receivable are written off when no future collection is expected.

f)	Inventories

Inventories are stated at the lower of cost or market value. Cost is determined using the moving average method for all inventories. Raw material cost is based on purchase costs while work-in-progress and finished goods include materials, labor and manufacturing overhead. Capitalization of costs into inventory is based on normal utilization. Indirect manufacturing costs resulting from abnormal utilization are expensed as incurred.

At the end of each reporting period, the Company compares the cost of inventories to the market value, taking into consideration the inventories’ current cost of replacement, net realizable value, and normal profit margins of those inventories upon sales. Those inventories for which cost exceeds market value is written down to their market value. This market value subsequently forms the new cost basis for such inventories.

The Group also assesses any obsolescence of inventories based on the most recent date of movement. Inventories without receipt and shipment for a predetermined period of time are deemed to be obsolete and are thus written down to a zero value.

g)	Property, plant, and equipment

Property, plant, and equipment are stated at cost less accumulated depreciation and amortization. Cost includes the price paid to acquire or construct the assets, required installation costs, interest capitalized during the construction period, and any expenditure that substantially adds to the value, of or substantially extends the useful life of, an existing asset.

Borrowing costs are accounted for on an accrual basis and are charged to the consolidated statements of operations in the year incurred, except for interest costs on borrowings to finance certain qualifying assets. Such costs to finance qualifying assets are capitalized during the period of time that is required to complete and prepare the assets for their intended use, as part of the cost of the assets. All other borrowing costs are expensed as incurred.

The capitalization rate used to determine the amount of interest to be capitalized is the weighted average interest rate applicable to the Group’s outstanding borrowings during the year. Where funds are borrowed specifically for the acquisition, construction or production of assets, the amount of borrowing costs eligible for capitalization on the respective assets is determined as the actual borrowing costs are incurred on that borrowing during the respective periods.

Property, plant, and equipment are depreciated on a straight-line basis over the estimated useful lives of the assets as follows:

Buildings: 33 to 38 years

Technical equipment and machinery: 6 to 13 years

Other equipment, operating and office equipment 3 to 18 years

Plant and equipment held under capital leases are amortized on a straight-line basis over the shorter of the remaining lease term or estimated useful life of the asset. Leasehold improvements are depreciated over the shorter of their estimated useful lives or the remaining term of the lease.

Repair and maintenance costs are expensed as incurred. For the periods ended December 31, 2014, 2013, and 2012, the Group incurred $4.6 million, $5.7 million, and $1.3 million in repair and maintenance costs, respectively.

h)	Intangible assets

Intangible assets are carried at cost less accumulated amortization. Amortization is recognized on a straight-line basis over the estimated useful life of the respective asset. The Company evaluates intangible assets for impairment whenever events or changes in circumstances indicate that the carrying value of such assets may not be recoverable. Impairment is recognized based on the difference between the fair value of the asset and its carrying value.

i)	Impairment of long-lived assets

Long-lived assets, such as property, plant, and equipment, and purchased intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable and at each period end. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and appraisals, as considered necessary.

In the year ended December 31, 2014, the Group performed impairment tests on the buildings, machinery, and equipment in light of the restructuring of Hanwha Q CELLS GmbH’s operations. The results of this impairment test indicated that the restructuring was a non-adjusting event and a recognition of impairment loss was not necessary.

Separately, the Group also conducted impairment tests on non-corporate assets outside of the cash generating unit (“CGU”) that were potentially not recoverable. Indicators for potential impairment existed for these assets independently from the restructuring. Assets subject to review included buildings that were left vacant for an extended period of time and softwares for which no future use could be identified.

Based on this impairment assessment performed, the Group concluded the carrying amounts of some of these long-lived assets are not recoverable and recognized an impairment charge of $2.4 million as other expense, net in the statement of operations for the period ended December 31, 2014. Of this amount, approximately $0.8 million resulted from the impairment of softwares and other intangible assets.

j)	Fair Values of Financial Instruments

The Company’s cash and cash equivalents and foreign currency contracts are carried at fair value. The fair value of the Company’s accounts receivable, accounts payable approximates the carrying amount due to their short duration.

k)	Foreign Currency Contracts

The Company operates internationally and is exposed to potentially adverse movements in currency exchange rates. The Company enters into hedges in the form of foreign currency forward contracts to reduce its exposure to foreign currency rate changes on non-functional currency denominated forecasted transactions principally arising from sales contracts denominated in Australian dollar (AUD) and Japanese Yen (JPY). The assets or liabilities associated with the forward contracts are recorded at fair value as derivative contracts in the consolidated balance sheet.

During the year ended December 31, 2014, the Group entered into cross-currency exchange rate agreements to receive USD in exchange of AUD and JPY. Changes in the fair value of these derivative instruments are recognized in the consolidated statements of operations. These derivative instruments are not designated and do not qualify as hedges and are adjusted to fair value through current earnings. The Group had no derivative transactions in 2013 and 2012.

As of December 31, 2014, the Group had outstanding cross-currency exchange rate contracts with nominal amounts of $9.2 million. The Group estimates the fair value of its foreign currency under a pricing model using market observable inputs.

l)	Variable interest entities

The Group establishes or acquires share interest in entities which may be considered variable interest entities in the process of initiating and executing its downstream operations. The Group consolidates such variable interest entities, even if there are other variable interests in such entities, if the Group is considered the primary beneficiary of such entities.

The Group analyzes all such entities and classifies them as either (a) entities that must be consolidated because they are either not variable interest entities (“VIEs”) and the Group holds the majority voting interest, or because they are VIEs and the Group is the primary beneficiary; and (b) entities that do not need to be consolidated and are accounted for under either the equity or cost methods of accounting because they are either not VIEs and the Group holds a minority voting interest, or because they are VIEs and the Group is not the primary beneficiary.

Entities are considered VIEs if (i) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional financial support; (ii) as a group, the holders of the equity investment at risk lack the ability to make certain decisions, the obligation to absorb expected losses or the right to receive expected residual returns; or (iii) an equity investor has voting rights that are disproportionate to its economic interest and substantially all of the entity’s activities are on behalf of the investor.

The Group is considered the primary beneficiary of and are required to consolidate a VIE if the Group has the power to direct the activities that most significantly impact that VIE’s economic performance, and the obligation to absorb losses or the right to receive benefits of that VIE that could potentially be significant to the VIE. If the Group is determined not to have the power to direct the activities that most significantly impact the entity, then the Group is not the primary beneficiary of the VIE.

The Group’s downstream activities typically require some form of equity investments, depending on the structure of the deal and the markets in which these activites take place. As of the years ended December 31, 2014, the Group had four entities in which the Group held an equity interest.

Two of the entities, with registered office in Chile and Turkey, were not VIEs but was subject to consolidation as the Group held 100% share interst in the entities. The other two entities in the U.K. were VIEs not subject to consolidation as the Group did not hold a majority interest in either of those companies and was not the primary beneficiary. As of December 31, 2014, the two projects in UK together had a carrying value of $33.6 million, consisting of $24.2 million of direct material and labor input and those general and administrative expenses allocable to the projects and $9.1 million of loans to the project companies compared to $0.3 million in the prior year. These amounts constitute the maximum risk of loss to the Group as of December 31, 2014 and 2013, respectively. The Group had no equity interest in VIEs prior to 2013.

The Group accounts for its unconsolidated entities using either the equity or cost methods of accounting depending upon whether it has the the ability to exercise significant influence over an entity. The Group considers its share interest as well as the legal rights and obligations to the entity when evaluating whether it has the ability to exercise significant influence; in which case the Group is required to to apply the equity method of accounting.

m)	Revenue Recognition

The Group’s primary business activity is to produce and sell PV modules and systems. The Group records module sales revenue if the criteria set forth in Accounting Standards Codification (ASC) 605-10, Revenue Recognition: Overall, are met. These criteria include all of the following: persuasive evidence of an arrangement exists; delivery has occurred based on agreed incoterms; the sales price is fixed or determinable; and collectability is reasonably assured.

Payments received from customers for shipping and handling costs are included in net revenues. Shipping and handling costs relating to sales are included in selling expenses while shipping and handling costs relating to purchases are included within cost of goods sold.

The Group recognizes revenue related to long-term solar systems integration services using the completed contract method in which income is recognized when a contract is completed or substantially completed. A contract may be regarded as substantially completed if remaining costs are not significant in amount. When the Group determines that total estimated costs will exceed total revenues under a contract, it records a loss accordingly. The costs incurred during the contract are capitalized and carried as inventory until the final sales of the work performed under the contract. Included in the capitalization are allocated general and administrative expenses that are directly attributable to the contracts.

Revenue is recognized net of all value-added taxes The Group does not offer implicit or explicit rights of return, regardless of whether goods were shipped to the distributors or shipped directly to the end user, other than due to product defect.

n)	Government grants

Government grants received by the Company consist of unrestricted grants and subsidies. The amount of such government grants are determined solely at the discretion of the relevant government authorities and there is no assurance that the Group will continue to receive these government grants in the future. Government grants are recognized when all the conditions attached to the grants have been met and the grants are received. For the government grants that are of a non-operating nature and with no further conditions to be met, the amounts are recorded as a nonoperating income by offsetting to its operating expenses when received; whereas for the government grants with certain operating conditions, the amounts are recorded as liabilities when received and will be recorded as an operating income when the conditions are met.

During the periods ended December 31, 2014, 2013, and 2012, the Group recorded $2.5 million, $1.2 million, and nil, respectively, of government subsidies as an offset to its operating expenses.

o)	Research and development costs

Research and development costs are expensed as incurred. As of December 31, 2014 and 2013, the Group had balances of $1.5 million and $5.7 million, respectively, of in-process research and development (“IPR&D”) that have been acquired as a part of the business combination in 2012.

p)	Advertising expenditures

Advertising costs are expensed as incurred and are included in “selling and marketing expenses.” The Group incurred $2.5 million, $1.6 million, and $0.3 million, of advertising expenses for the periods ended December 31, 2014, 2013 and 2012, respectively.

q)	Warranty costs

The Company provides the following warranties on its products to its customers: a 12 year product warranty in which the Company warrants that its modules will not show any material defects or workmanship defects for a period of twelve years after initial purchase (invoice date). A 25 year performance warranty in which the Company warrants that 1) its modules will produce a minimum power output of at least 97% specified in the data sheet in the first year and performance degradation will be no more than 0.6% per year for the next 25 years, resulting in an output no less than 83% of the stated output 25 years after the invoice date. The Company also accrues warranty expenses for BoS (balance of system) parts used in EPC (Engineering, Procurement, Construction) projects. Terms of such warranties are the same as the original manufacturer’s warranty as the Group passes the liabilities incurred under such warranties to the original manufacturer.

The management measures the future economic outflows associated with these warranties as follows: 1) the results of technical analyses, including simulation tests performed on the products by an industry-recognized external certification body as well as internally developed testing procedures conducted by the Company’s engineering team, 2) the Company’s historical warranty claims experience, and 3) the expected failure rate and future costs to service failed products.

In case of product defects, the Group may, at its choice, remedy the defect or supply new products. In case of performance failures, the Group may, at its choice, replace the modules with low output, supply additional modules, or repay the purchase price of modules, or reduce the purchase price of the modules.

Management accrues warranty costs for identified specific issues based on the estimated cost of the expected remediation efforts to a specific issue and for the remaining population based on an expected claims rate of 0.5% of the production costs of PV modules produced in 2013 or later (or 2.5% for production prior to 2013). The basis for the warranty accrual will be reviewed periodically based on actual experience. The Company does not sell extended warranty coverage that is separately priced or optional. If our PV modules fail to perform to the standards of the performance guarantee, we could incur substantial expenses and substantial cash outlays to repair, replace or provide refunds for the under-performing products, which could negatively impact our overall cash position.

r)	Foreign currency

The functional currency of the operating subsidiaries, Hanwha Q CELLS GmbH, Hanwha Q CELLS Malaysia, and Hanwha Q CELLS Australia are the the Euro, the Malaysian Ringgit, and Australian dollar, respectively, as determined based on the criteria of ASC 830, Foreign Currency Translation. The reporting currency of the Group is United Stated dollars, the functional currency of the parent Company. The Group translates assets and liabilities of its foreign operations into the U.S. dollar reporting currency at the exchange rates in effect at the balance sheet date. The Group translates income and expense items of such foreign operations into United States dollars reporting currency at the average exchange rate during the year. Accumulated translation adjustments are reported in stockholders’ equity, as a component of accumulated other comprehensive income (loss).

s)	Income Taxes

Income tax expense comprises current and deferred tax. Current tax and deferred tax is allocated to the different components of comprehensive income (loss).

Current tax is the estimated tax payable or receivable on the taxable income or loss for the year, using tax rates enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted by the reporting date. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

A deferred tax asset is recognized for unused tax losses, tax credits, and deductible temporary differences, to the extent that it is more likely than not that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced by a valuation allowance to the extent that it is no longer more likely than not that the related tax benefit will be realized.

The Group recognizes the effects of income tax positions only if those positions are more likely than not to be sustained. Recognized tax positions are measured at the largest amount greater than 50 percent likely of being realized. Interest and/or penalties related to an underpayment of income taxes, are classified, if and when required, as part of “interest expense” and “other operating expenses”, respectively, in the consolidated statements of comprehensive income.

t)	Value-added tax (VAT)

In accordance with the relevant tax laws in the EU, Malaysia, Australia, Chile, and Turkey, VAT is levied on the invoiced value of sales and is payable by the purchaser. The Group is required to remit the VAT it collects to the tax authority, but may deduct the VAT it has paid on eligible purchases. To the extent the Group paid more than collected, the difference represents a net VAT recoverable balance at the balance sheet date. Value added tax is presented on a net basis and excluded from revenues.

u)	Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

v)	Recent accounting pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09 (“ASU 2014-09”), Revenue from Contracts with Customers. ASU 2014-09 supersedes the revenue recognition requirements in ASC 605, and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early adoption is not permitted. The Group is currently in the process of evaluating the impact of the adoption of ASU 2014-09 on the consolidated financial statements.

In August 2014, the FASB issued ASU No. 2014-15, “Presentation of Financial Statements – Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern”. The amendments require management to evaluate, for each annual and interim reporting period, an entity’s ability to continue as a going concern when relevant conditions and events, considered in the aggregate, indicate that it is probable that the entity will be unable to meet its obligations that become due within one year after the date that the financial statements are issued (or available to be issued). This ASU is effective for annual periods and interim reporting periods beginning after December 15, 2016. The Group does not expect that the adoption of this update will have an effect on its consolidated financial statements.

In January 2015, FASB issued ASU 2015-01 Income Statement – Extraordinary and Unusual Items (Subtopic 225-20): Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items. This Update eliminates from GAAP the concept of extraordinary items. Subtopic 225-20, Income Statement – Extraordinary and Unusual Items, required that an entity separately classify, present, and disclose extraordinary events and transactions. Presently, an event or transaction is presumed to be an ordinary and usual activity of the reporting entity unless evidence clearly supports its classification as an extraordinary item.

In February 2015, the FASB issued ASU 2015-02, “Consolidation (Topic 810): Amendments to the Consolidation Analysis”. The amendments require an entity to consolidate another legal entity in situations in which the entity’s contractual rights do not give it the ability to act primarily on its own behalf, the entity does not hold a majority of the legal entity’s voting rights, or the reporting entity is not exposed to a majority of the legal entity’s economic benefits or obligations. Financial statement users asserted that in certain of those situations in which consolidation is ultimately required, deconsolidated financial statements are necessary to better analyze the reporting entity’s economic and operational results. Previously, the FASB issued an indefinite deferral for certain entities to partially address those concerns. However, the amendments in this update rescind that deferral and address those concerns by making changes to the consolidation guidance. This ASU is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. The Group does not expect that the adoption of this update will have an effect on its consolidated financial statements.